Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Growth Fund
Entity Central Index Key	0000806857
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000002893
Shareholder Report [Line Items]
Fund Name	The Gabelli Growth Fund
Class Name	Class AAA
Trading Symbol	GABGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class AAA	$76	1.35%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended  June 30, 2024, the Gabelli Growth Fund outperformed its broad-based benchmark, the S&P 500 Index. Economic data started to soften during the second quarter, suggesting tighter monetary policy could be having its intended effect. Separately, the artificial intelligence cycle has accelerated so far this year, and beneficiaries are emerging in the semiconductor and data center infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Growth Fund - Class AAA	S&P 500 Index	Russell 1000 Growth Index
6/14	10,000	10,000	10,000
6/15	10,842	10,742	11,056
6/16	10,957	11,171	11,390
6/17	13,021	13,170	13,716
6/18	16,374	15,063	16,803
6/19	18,324	16,632	18,746
6/20	22,697	17,881	23,110
6/21	31,037	25,175	32,931
6/22	22,602	22,501	26,750
6/23	27,676	26,910	34,002
6/24	38,653	33,519	45,386

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class AAA	27.13%	39.66%	16.10%	14.48%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Growth Index	20.70%	33.48%	19.34%	16.33%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 1,134,250,566
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 5,054,515
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,134,250,566 Number of Portfolio Holdings39 Portfolio Turnover Rate16% Management Fees$5,054,515
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Technology - Software	21.5%
Consumer Discretionary	17.7%
Technology - Computer Services	13.5%
Technology - Semiconductors	12.3%
Technology - Hardware and Equipment	9.8%
Health Care	8.5%
Financials	7.3%
Industrials	6.4%
Other Industry sectors	3.0%
Other Assets and Liabilities (Net)	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Microsoft Corp.	13.3%
NVIDIA Corp.	12.3%
Alphabet Inc.	8.8%
Amazon.com Inc.	7.7%
Apple Inc.	5.3%
Eli Lilly & Co.	4.9%
Meta Platforms Inc.	4.7%
Netflix Inc.	4.3%
Mastercard Inc.	2.7%
ASML Holding NV	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000002895
Shareholder Report [Line Items]
Fund Name	The Gabelli Growth Fund
Class Name	Class C
Trading Symbol	GGCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class C	$118	2.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended  June 30, 2024, the Gabelli Growth Fund outperformed its broad-based benchmark, the S&P 500 Index. Economic data started to soften during the second quarter, suggesting tighter monetary policy could be having its intended effect. Separately, the artificial intelligence cycle has accelerated so far this year, and beneficiaries are emerging in the semiconductor and data center infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Growth Fund - Class C	S&P 500 Index	Russell 1000 Growth Index
6/14	10,000	10,000	10,000
6/15	10,661	10,742	11,056
6/16	10,586	11,171	11,390
6/17	12,379	13,170	13,716
6/18	15,330	15,063	16,803
6/19	16,875	16,632	18,746
6/20	20,576	17,881	23,110
6/21	27,717	25,175	32,931
6/22	19,832	22,501	26,750
6/23	23,905	26,910	34,002
6/24	32,897	33,519	45,386

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class C	25.66%	37.61%	15.23%	13.62%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Growth Index	20.70%	33.48%	19.34%	16.33%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 1,134,250,566
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 5,054,515
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,134,250,566 Number of Portfolio Holdings39 Portfolio Turnover Rate16% Management Fees$5,054,515
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Technology - Software	21.5%
Consumer Discretionary	17.7%
Technology - Computer Services	13.5%
Technology - Semiconductors	12.3%
Technology - Hardware and Equipment	9.8%
Health Care	8.5%
Financials	7.3%
Industrials	6.4%
Other Industry sectors	3.0%
Other Assets and Liabilities (Net)	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Microsoft Corp.	13.3%
NVIDIA Corp.	12.3%
Alphabet Inc.	8.8%
Amazon.com Inc.	7.7%
Apple Inc.	5.3%
Eli Lilly & Co.	4.9%
Meta Platforms Inc.	4.7%
Netflix Inc.	4.3%
Mastercard Inc.	2.7%
ASML Holding NV	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000002896
Shareholder Report [Line Items]
Fund Name	The Gabelli Growth Fund
Class Name	Class I
Trading Symbol	GGCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class I	$62	1.10%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended  June 30, 2024, the Gabelli Growth Fund outperformed its broad-based benchmark, the S&P 500 Index. Economic data started to soften during the second quarter, suggesting tighter monetary policy could be having its intended effect. Separately, the artificial intelligence cycle has accelerated so far this year, and beneficiaries are emerging in the semiconductor and data center infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Growth Fund - Class I	S&P 500 Index	Russell 1000 Growth Index
6/14	10,000	10,000	10,000
6/15	10,871	10,742	11,056
6/16	11,013	11,171	11,390
6/17	13,120	13,170	13,716
6/18	16,541	15,063	16,803
6/19	18,555	16,632	18,746
6/20	23,044	17,881	23,110
6/21	31,589	25,175	32,931
6/22	23,063	22,501	26,750
6/23	28,307	26,910	34,002
6/24	39,628	33,519	45,386

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class I	27.29%	39.99%	16.39%	14.76%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Growth Index	20.70%	33.48%	19.34%	16.33%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 1,134,250,566
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 5,054,515
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,134,250,566 Number of Portfolio Holdings39 Portfolio Turnover Rate16% Management Fees$5,054,515
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Technology - Software	21.5%
Consumer Discretionary	17.7%
Technology - Computer Services	13.5%
Technology - Semiconductors	12.3%
Technology - Hardware and Equipment	9.8%
Health Care	8.5%
Financials	7.3%
Industrials	6.4%
Other Industry sectors	3.0%
Other Assets and Liabilities (Net)	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Microsoft Corp.	13.3%
NVIDIA Corp.	12.3%
Alphabet Inc.	8.8%
Amazon.com Inc.	7.7%
Apple Inc.	5.3%
Eli Lilly & Co.	4.9%
Meta Platforms Inc.	4.7%
Netflix Inc.	4.3%
Mastercard Inc.	2.7%
ASML Holding NV	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000002892
Shareholder Report [Line Items]
Fund Name	The Gabelli Growth Fund
Class Name	Class A
Trading Symbol	GGCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class A	$76	1.35%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended  June 30, 2024, the Gabelli Growth Fund outperformed its broad-based benchmark, the S&P 500 Index. Economic data started to soften during the second quarter, suggesting tighter monetary policy could be having its intended effect. Separately, the artificial intelligence cycle has accelerated so far this year, and beneficiaries are emerging in the semiconductor and data center infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Growth Fund - Class A	S&P 500 Index	Russell 1000 Growth Index
6/14	10,000	10,000	10,000
6/15	10,218	10,742	11,056
6/16	10,956	11,171	11,390
6/17	13,020	13,170	13,716
6/18	16,374	15,063	16,803
6/19	18,324	16,632	18,746
6/20	22,696	17,881	23,110
6/21	31,035	25,175	32,931
6/22	22,603	22,501	26,750
6/23	27,677	26,910	34,002
6/24	38,654	33,519	45,386

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class A	19.83%	31.63%	14.73%	13.80%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Growth Index	20.70%	33.48%	19.34%	16.33%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 1,134,250,566
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 5,054,515
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,134,250,566 Number of Portfolio Holdings39 Portfolio Turnover Rate16% Management Fees$5,054,515
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Technology - Software	21.5%
Consumer Discretionary	17.7%
Technology - Computer Services	13.5%
Technology - Semiconductors	12.3%
Technology - Hardware and Equipment	9.8%
Health Care	8.5%
Financials	7.3%
Industrials	6.4%
Other Industry sectors	3.0%
Other Assets and Liabilities (Net)	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Microsoft Corp.	13.3%
NVIDIA Corp.	12.3%
Alphabet Inc.	8.8%
Amazon.com Inc.	7.7%
Apple Inc.	5.3%
Eli Lilly & Co.	4.9%
Meta Platforms Inc.	4.7%
Netflix Inc.	4.3%
Mastercard Inc.	2.7%
ASML Holding NV	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com